EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 14.94%
$ 2,000,000	AIG Ltd(a)(b) Series 2019-2A Class AR 3.88%, 10/25/2033 3-mo. LIBOR + 1.10%	$ 1,930,838
	Anchorage Capital Ltd(a)(b)
	Series 14-3RA Class A
3,653,055	3.84%, 01/28/2031 3-mo. LIBOR + 1.05%	3,582,770
	Series 2014-4RA Class A
5,000,000	3.84%, 01/28/2031 3-mo. LIBOR + 1.05%	4,920,430
4,950,000	Apidos XII Ltd(a)(b) Series 13-12A Class AR 3.59%, 04/15/2031 3-mo. LIBOR + 1.08%	4,827,161
3,400,000	Cathedral Lake VI Ltd(a)(b) Series 2021-6A Class AN 4.03%, 04/25/2034 3-mo. LIBOR + 1.25%	3,213,955
	Cathedral Lake VII Ltd(a)(b)
	Series 2021-7RA Class C
175,000	5.08%, 01/15/2032 3-mo. LIBOR + 2.57%	158,007
	Series 2021-7RA Class D
350,000	6.79%, 01/15/2032 3-mo. LIBOR + 4.28%	311,029
4,250,000	Dryden Ltd(a)(b) Series 2018-57A Class A 3.92%, 05/15/2031 3-mo. LIBOR + 1.01%	4,149,267
545,450	Educational Funding of the South Inc(b) Series 2011-1 Class A2 3.43%, 04/25/2035 3-mo. LIBOR + 0.65%	542,615
500,000	Ford Credit Auto Owner Trust(a) Series 2021-1 Class A 1.37%, 10/17/2033	440,677
4,600,000	Galaxy XXI Ltd(a)(b) Series 2015-21A Class AR 3.73%, 04/20/2031 3-mo. LIBOR + 1.02%	4,494,462
800,000	Gulf Stream Meridian Ltd(a)(b) Series 2021-IIIA Class A2 4.26%, 04/15/2034 3-mo. LIBOR + 1.75%	750,949
650,000	Ladder Capital Commercial Mortgage Trust(a)(b) Series 2021-FL2 Class A 4.02%, 12/13/2038 1-mo. LIBOR + 1.20%	632,272
615,000	LCM 38 Ltd(a)(b) Series 38A Class A1A 4.59%, 07/15/2034 3-mo. SOFR + 2.10%	605,505
620,000	Louisiana Local Government Environmental Facilities & Community Development Authority 4.28%, 02/01/2036	576,411
Principal Amount		Fair Value
Non-Agency — (continued)
$ 2,984,032	Madison Park Funding XXX LTD(a)(b) Series 2018-30A Class A 3.26%, 04/15/2029 3-mo. LIBOR + 0.75%	$ 2,918,822
700,000	MF1 Multifamily Housing Mortgage Loan Trust(a)(b) Series 2021-FL6 Class A 4.04%, 07/16/2036 1-mo. LIBOR + 1.10%	687,754
743,323	PHEAA Student Loan Trust(a)(b) Series 2012-1A Class A1 3.63%, 05/25/2057 1-mo. LIBOR + 0.55%	731,113
5,000,000	RR 3 Ltd(a)(b) Series 14-14A Class A1R2 3.60%, 01/15/2030 3-mo. LIBOR + 1.09%	4,909,235
250,000	Sound Point IV-R Ltd(a)(b) Series 2013-3RA Class D 5.99%, 04/18/2031 3-mo. LIBOR + 3.25%	201,886
2,000,000	Trinitas VI Ltd(a)(b) Series 2017-6A Class CRR1 5.03%, 01/25/2034 3-mo. LIBOR + 2.25%	1,809,536
6,650,000	Vibrant VIII Ltd(a)(b) Series 2018-8A Class A1A 3.85%, 01/20/2031 3-mo. LIBOR + 1.14%	6,425,110
6,650,000	Voya Ltd(a)(b) Series 2016-1A Class A1R 3.81%, 01/20/2031 3-mo. SOFR + 1.33%	6,533,166
TOTAL ASSET-BACKED SECURITIES — 14.94% (Cost $57,063,606)		$55,352,970
CORPORATE BONDS AND NOTES
Basic Materials — 0.46%
185,000	CF Industries Inc 5.38%, 03/15/2044	157,210
215,000	Freeport-McMoRan Inc 4.63%, 08/01/2030	188,389
400,000	Glencore Funding LLC(a) 1.63%, 04/27/2026	345,858
	Nucor Corp
175,000	3.95%, 05/23/2025	169,599
650,000	4.30%, 05/23/2027	622,252
250,000	Steel Dynamics Inc 1.65%, 10/15/2027	204,436
		1,687,744
Communications — 2.51%
1,922,000	AT&T Inc 2.30%, 06/01/2027	1,679,863

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 1,800,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025	$ 1,755,286
68,000	Expedia Group Inc 2.95%, 03/15/2031	52,753
425,000	FactSet Research Systems Inc 2.90%, 03/01/2027	384,592
	Meta Platforms Inc(a)
1,025,000	3.50%, 08/15/2027	958,491
1,025,000	3.85%, 08/15/2032	901,106
205,000	Netflix Inc 4.88%, 04/15/2028	191,863
	Prosus NV
380,000	3.26%, 01/19/2027(a)	318,114
590,000	3.68%, 01/21/2030	442,064
185,000	Telecom Italia Capital SA 7.20%, 07/18/2036	144,981
	T-Mobile USA Inc
1,875,000	3.75%, 04/15/2027	1,730,327
230,000	3.38%, 04/15/2029	198,715
550,000	5.20%, 01/15/2033	526,023
		9,284,178
Consumer, Cyclical — 1.96%
	AutoNation Inc
345,000	4.50%, 10/01/2025	333,942
125,000	1.95%, 08/01/2028	98,307
	General Motors Financial Co Inc
450,000	4.30%, 07/13/2025	430,589
825,000	1.25%, 01/08/2026	709,059
1,000,000	5.00%, 04/09/2027	947,909
310,000	Lennar Corp 4.75%, 11/29/2027	286,223
220,000	Lithia Motors Inc(a) 4.38%, 01/15/2031	180,132
	Lowe's Cos Inc
425,000	1.70%, 09/15/2028	346,988
225,000	3.75%, 04/01/2032	194,626
	Marriott International Inc
500,000	5.00%, 10/15/2027	482,867
650,000	2.85%, 04/15/2031	510,355
215,000	Mattel Inc(a) 5.88%, 12/15/2027	205,862
215,000	Newell Brands Inc 4.88%, 06/01/2025	207,840
995,000	Toyota Motor Credit Corp 4.55%, 09/20/2027	971,720
	Warnermedia Holdings Inc(a)
1,300,000	4.05%, 03/15/2029	1,122,794
300,000	4.28%, 03/15/2032	246,805
		7,276,018
Consumer, Non-Cyclical — 3.79%
1,075,000	AbbVie Inc 3.20%, 11/21/2029	941,134
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 110,000	Adventist Health System 2.95%, 03/01/2029	$ 95,961
675,000	Banner Health 2.34%, 01/01/2030	560,350
500,000	Baxter International Inc 2.27%, 12/01/2028	412,883
245,000	Baylor Scott & White Holdings 1.78%, 11/15/2030	187,973
925,000	Becton Dickinson and Co 3.70%, 06/06/2027	860,800
275,000	Bristol Myers Squibb Co 2.95%, 03/15/2032	234,934
235,000	Centene Corp 2.50%, 03/01/2031	177,139
925,000	Cigna Corp 4.13%, 11/15/2025	898,375
500,000	Colgate-Palmolive Co(c) 3.25%, 08/15/2032	445,564
	Constellation Brands Inc
800,000	4.75%, 12/01/2025	794,305
925,000	3.70%, 12/06/2026	869,212
125,000	4.75%, 05/09/2032	116,922
125,000	CSL Finance PLC(a) 3.85%, 04/27/2027	118,302
	CVS Health Corp
925,000	3.88%, 07/20/2025	897,121
566,000	3.25%, 08/15/2029	495,299
225,000	1.88%, 02/28/2031	171,388
755,000	Emory University 2.14%, 09/01/2030	623,935
950,000	GSK Consumer Healthcare Capital US LLC(a) 3.38%, 03/24/2027	861,557
200,000	HCA Inc 5.63%, 09/01/2028	190,584
230,000	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc(a) 3.75%, 12/01/2031	184,124
375,000	JDE Peet's NV(a) 1.38%, 01/15/2027	309,832
170,000	Kraft Heinz Foods Co 6.50%, 02/09/2040	170,831
450,000	PayPal Holdings Inc(c) 3.90%, 06/01/2027	431,148
225,000	Pilgrim's Pride Corp(a) 4.25%, 04/15/2031	179,611
235,000	PRA Health Sciences Inc(a) 2.88%, 07/15/2026	206,764
255,000	Rush Obligated Group 3.92%, 11/15/2029	230,603
900,000	S&P Global Inc(a) 4.25%, 05/01/2029	845,356
180,000	Stanford Health Care 3.31%, 08/15/2030	156,862
218,000	STERIS Irish FinCo Unlimited Co 2.70%, 03/15/2031	171,317
130,000	Sutter Health 2.29%, 08/15/2030	104,758

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	UnitedHealth Group Inc
$ 1,000,000	4.00%, 05/15/2029	$ 931,738
100,000	4.20%, 05/15/2032	92,874
60,000	University of Chicago 5.42%, 10/01/2030	61,585
		14,031,141
Energy — 1.98%
1,240,000	Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/02/2029	1,148,550
525,000	Aker BP ASA(a) 2.00%, 07/15/2026	452,842
220,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	193,686
210,000	DCP Midstream Operating LP 5.63%, 07/15/2027	202,832
	Energy Transfer LP
1,000,000	4.20%, 04/15/2027	924,771
325,000	5.50%, 06/01/2027	316,581
205,000	EQT Corp 6.13%, 02/01/2025	205,262
1,050,000	MPLX LP 1.75%, 03/01/2026	918,731
180,000	Ovintiv Inc 6.50%, 08/15/2034	175,351
150,000	Phillips 66 1.30%, 02/15/2026	131,012
760,000	Qatar Energy(a) 2.25%, 07/12/2031	612,224
930,000	Reliance Industries Ltd(a) 2.88%, 01/12/2032	728,990
900,000	Sabine Pass Liquefaction LLC 5.63%, 03/01/2025	899,111
270,000	Targa Resources Corp(c) 4.20%, 02/01/2033	224,856
210,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.88%, 01/15/2029	206,258
		7,341,057
Financial — 5.57%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,175,000	2.45%, 10/29/2026	991,238
675,000	3.00%, 10/29/2028	541,327
250,000	3.30%, 01/30/2032	188,017
665,000	Agree LP REIT 4.80%, 10/01/2032	592,842
375,000	Air Lease Corp 2.88%, 01/15/2026	335,687
925,000	American International Group Inc 3.90%, 04/01/2026	882,966
325,000	Aviation Capital Group LLC(a) 1.95%, 01/30/2026	272,808
500,000	Avolon Holdings Funding Ltd(a) 4.25%, 04/15/2026	448,335
Principal Amount		Fair Value
Financial — (continued)
$ 200,000	Banco Santander SA 2.75%, 12/03/2030	$ 141,417
	Bank of America Corp
925,000	4.18%, 11/25/2027	856,958
1,050,000	4.57%, 04/27/2033	940,471
75,000	Bank of New York Mellon Corp 4.60%, 07/26/2030	71,070
	BNP Paribas SA(a)
975,000	3.38%, 01/09/2025	927,440
625,000	1.32%, 01/13/2027	532,671
950,000	BPCE SA(a) 1.65%, 10/06/2026	825,044
1,050,000	Capital One Financial Corp(b) 3.57%, 12/06/2024 1-day SOFR + 0.69%	1,026,197
875,000	Citigroup Inc 0.78%, 10/30/2024	830,952
950,000	Crown Castle International Corp REIT 3.65%, 09/01/2027	859,993
375,000	Deutsche Bank AG 2.13%, 11/24/2026	318,405
825,000	Fifth Third Bancorp 4.77%, 07/28/2030	770,493
400,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	293,567
450,000	ING Groep NV 4.02%, 03/28/2028	408,588
300,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	240,445
	JPMorgan Chase & Co
375,000	4.02%, 12/05/2024	368,987
860,000	4.59%, 04/26/2033	773,839
995,000	KeyCorp 4.79%, 06/01/2033	912,083
235,000	LPL Holdings Inc(a) 4.00%, 03/15/2029	201,555
550,000	Macquarie Bank Ltd(a) 3.05%, 03/03/2036	402,712
	Morgan Stanley
438,000	2.94%, 01/21/2033	346,267
725,000	2.48%, 09/16/2036	519,556
230,000	MPT Operating Partnership LP / MPT Finance Corp REIT 3.50%, 03/15/2031	160,138
975,000	NatWest Group PLC 4.27%, 03/22/2025	947,946
550,000	Prologis LP REIT 4.63%, 01/15/2033	522,796
235,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(a) 3.63%, 03/01/2029	180,868
230,000	VICI Properties LP / VICI Note Co Inc REIT(a) 3.50%, 02/15/2025	212,603
1,875,000	Wells Fargo & Co 4.10%, 06/03/2026	1,783,971
		20,630,252

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Industrial — 1.39%
$ 215,000	AECOM 5.13%, 03/15/2027	$ 200,661
235,000	Atkore Inc(a) 4.25%, 06/01/2031	187,930
300,000	Berry Global Inc 1.57%, 01/15/2026	261,548
650,000	Boeing Co 5.15%, 05/01/2030	601,281
650,000	Eaton Corp 4.15%, 03/15/2033	587,273
250,000	General Electric Co 6.75%, 03/15/2032	270,118
235,000	Hillenbrand Inc 3.75%, 03/01/2031	181,538
150,000	Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.90%, 12/01/2032	141,868
235,000	Masonite International Corp(a) 3.50%, 02/15/2030	179,659
1,190,000	Mexico City Airport Trust 3.88%, 04/30/2028	974,312
230,000	Mueller Water Products Inc(a) 4.00%, 06/15/2029	195,732
25,000	Nature Conservancy 1.30%, 07/01/2028	20,734
1,075,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 4.40%, 07/01/2027	1,008,777
	Waste Management Inc
200,000	1.15%, 03/15/2028	164,000
200,000	4.15%, 04/15/2032(c)	185,004
		5,160,435
Technology — 2.35%
	Broadcom Inc(a)
975,000	2.45%, 02/15/2031	734,798
575,000	4.15%, 04/15/2032(c)	480,900
1,563,000	3.14%, 11/15/2035	1,095,193
	Dell International LLC / EMC Corp
150,000	5.85%, 07/15/2025	151,152
825,000	6.02%, 06/15/2026	828,323
150,000	5.30%, 10/01/2029	139,761
25,000	6.20%, 07/15/2030	24,331
210,000	Fair Isaac Corp(a) 5.25%, 05/15/2026	199,238
1,700,000	Fiserv Inc 3.20%, 07/01/2026	1,565,512
925,000	Hewlett Packard Enterprise Co 4.90%, 10/15/2025	916,837
1,045,000	HP Inc 4.00%, 04/15/2029	915,834
225,000	MSCI Inc(a) 3.63%, 09/01/2030	185,129
550,000	NXP BV / NXP Funding LLC / NXP USA Inc 2.65%, 02/15/2032	412,607
50,000	Skyworks Solutions Inc 3.00%, 06/01/2031	37,826
Principal Amount		Fair Value
Technology — (continued)
$ 400,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	$ 371,338
	Workday Inc
250,000	3.50%, 04/01/2027	231,248
275,000	3.70%, 04/01/2029	246,635
175,000	3.80%, 04/01/2032(c)	151,897
		8,688,559
Utilities — 0.25%
560,000	Korea Hydro & Nuclear Power Co Ltd(a) 4.25%, 07/27/2027	538,868
220,000	NRG Energy Inc(a) 5.25%, 06/15/2029	192,500
230,000	Vistra Operations Co LLC(a) 5.00%, 07/31/2027	207,748
		939,116
TOTAL CORPORATE BONDS AND NOTES — 20.26% (Cost $86,947,285)		$75,038,500
FOREIGN GOVERNMENT BONDS AND NOTES
	African Export-Import Bank(a)
200,000	2.63%, 05/17/2026	173,800
200,000	3.80%, 05/17/2031	162,132
	Indonesia Government International Bond
1,426,000	4.35%, 01/08/2027	1,361,917
630,000	3.50%, 01/11/2028	571,751
1,650,000	Israel Government International Bond 3.25%, 01/17/2028	1,552,023
	Mexico Government International Bond
740,000	3.25%, 04/16/2030(c)	616,981
530,000	2.66%, 05/24/2031	406,343
890,000	Perusahaan Penerbit SBSN Indonesia III 4.55%, 03/29/2026	870,310
720,000	Qatar Government International Bond 4.50%, 04/23/2028	710,518
1,666,000	Romanian Government International Bond 3.00%, 02/14/2031	1,180,831
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.05% (Cost $9,283,210)		$7,606,606
MORTGAGE-BACKED SECURITIES
Non-Agency — 5.81%
	BANK
	Series 2017-BNK5 Class A5
1,600,000	3.39%, 06/15/2060	1,467,822

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2022-BNK39 Class A4
$ 1,400,000	2.93%, 02/15/2055	$ 1,165,257
900,000	BX Commercial Mortgage Trust(a)(b) Series 2021-CIP Class A 3.74%, 12/15/2038 1-mo. LIBOR + 0.92%	861,671
650,000	BX Trust(a)(b) Series 2021-ARIA Class C 4.46%, 10/15/2036 1-mo. LIBOR + 1.64%	604,403
2,750,000	BXHPP Trust(a)(b) Series 2021-FILM Class A 3.47%, 08/15/2036 1-mo. LIBOR + 0.65%	2,593,262
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R03 Class 1M2
206,000	3.93%, 12/25/2041 1-mo. SOFR + 1.65%	187,610
	Series 2022-R05 Class 2M1
209,872	4.18%, 04/25/2042 1-mo. SOFR + 1.90%	206,264
	Series 2022-R05 Class 2M2
165,000	5.28%, 04/25/2042 1-mo. SOFR + 3.00%	152,213
1,300,000	ELP Commercial Mortgage Trust(a)(b) Series 2021-ELP Class A 3.52%, 11/15/2038 1-mo. LIBOR + 0.70%	1,238,120
2,385,319	Extended Stay America Trust(a)(b) Series 2021-ESH Class A 3.90%, 07/15/2038 1-mo. LIBOR + 1.08%	2,310,369
4,300,000	Great Wolf Trust(a)(b) Series 2019-WOLF Class A 3.85%, 12/15/2036 1-mo. LIBOR + 1.03%	4,159,470
1,477,960	JPMorgan Chase Commercial Mortgage Securities Trust(d) Series 2013-C13 Class A4 3.99%, 01/15/2046	1,462,704
862,375	JPMorgan Mortgage Trust(a)(d) Series 2021-LTV2 Class A1 2.52%, 05/25/2052	697,599
184,624	KKR Industrial Portfolio Trust(a)(b) Series 2021-KDIP Class A 3.37%, 12/15/2037 1-mo. LIBOR + 0.55%	177,217
99,025	Onslow Bay Mortgage Loan Trust(a)(e) Series 22-NQM7 Class A1 5.11%, 08/25/2062	95,918
1,147,374	Ready Capital Mortgage Financing LLC(a)(b) Series 2021-FL7 Class A 4.28%, 11/25/2036 1-mo. LIBOR + 1.20%	1,105,404
Principal Amount		Fair Value
Non-Agency — (continued)
$ 2,350,000	Starwood Trust(a)(b) Series 2021-FLWR Class A 3.39%, 07/15/2036 1-mo. LIBOR + 0.57%	$ 2,238,105
	Verus Securitization Trust(a)
	Series 2021-8 Class A1
103,203	1.82%, 11/25/2066(d)	88,191
	Series 2022-1 Class A1
821,072	2.72%, 04/27/2026(e)	723,293
		21,534,892
U.S. Government Agency — 4.03%
	Federal Home Loan Mortgage Corp
1,390	4.50%, 10/01/2025	1,328
631,156	4.50%, 10/01/2048	608,885
444,657	4.50%, 05/01/2049	428,194
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2021-DNA5 Class M2
147,616	3.93%, 01/25/2034 1-mo. SOFR + 1.65%	143,949
	Series 2022-DNA1 Class M1A
466,824	3.28%, 01/25/2042 1-mo. SOFR + 1.00%	452,658
	Series 2022-DNA3 Class M1A
173,586	4.28%, 04/25/2042 1-mo. SOFR + 2.00%	171,854
	Federal National Mortgage Association
1,346,551	4.50%, 07/01/2048	1,302,310
157,403	4.50%, 10/01/2048	152,468
314,525	4.50%, 02/01/2049	302,390
14,889	4.50%, 08/01/2049	14,316
792,372	4.50%, 10/01/2049	762,632
66,766	4.50%, 01/01/2050	63,812
196,934	4.50%, 02/01/2050	189,478
56,717	4.50%, 05/01/2050	54,516
41,480	4.50%, 08/01/2050	39,695
7,834,770	4.00%, 06/01/2052	7,278,454
	Government National Mortgage Association
1,741,781	4.50%, 10/20/2048	1,690,473
1,267,507	5.00%, 12/20/2048	1,248,756
		14,906,168
TOTAL MORTGAGE-BACKED SECURITIES — 9.84% (Cost $39,302,510)		$36,441,060
MUNICIPAL BONDS AND NOTES
180,000	Bay Area Toll Authority 1.63%, 04/01/2028	152,199

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 90,000	California Statewide Communities Development Authority 1.88%, 02/01/2031	$ 68,544
240,000	Chicago O'Hare International Airport Series D 2.35%, 01/01/2030	201,052
65,000	City of Houston Texas Airport System Revenue 2.24%, 07/01/2029	54,248
30,000	City of New Orleans Louisiana Water System Revenue 1.46%, 12/01/2028	23,997
	City of Tucson Arizona Series A
20,000	1.46%,07/01/2028	16,515
145,000	1.93%,07/01/2031	112,797
85,000	Metropolitan Transportation Authority Series A2 5.99%, 11/15/2030	88,359
	Municipal Improvement Corp of Los Angeles Series A
160,000	1.65%,11/01/2028	132,767
490,000	2.07%,11/01/2030	396,308
	Port of Oakland
70,000	1.95%,05/01/2028	59,721
80,000	2.20%,05/01/2031	63,677
35,000	San Jose Financing Authority 1.86%, 06/01/2030	27,609
5,000	State of Maryland Department of Transportation 1.30%, 08/01/2028	4,060
TOTAL MUNICIPAL BONDS AND NOTES — 0.38% (Cost $1,726,997)		$1,401,853
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
42,585,665	0.50%, 01/15/2028	39,521,909
20,820,890	0.75%, 07/15/2028	19,565,333
38,776,920	0.88%, 01/15/2029	36,463,937
14,267,125	0.25%, 07/15/2029	12,864,377
7,045,184	0.13%, 01/15/2030	6,228,383
10,715,530	0.13%, 07/15/2030	9,434,166
12,799,578	0.13%, 01/15/2031	11,181,506
28,353,000	0.13%, 07/15/2031	24,721,103
15,952,769	0.13%, 01/15/2032	13,791,045
3,110,198	2.13%, 02/15/2040	3,237,461
TOTAL U.S. TREASURY BONDS AND NOTES — 47.79% (Cost $208,973,405)		$177,009,220
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.63%
$ 997,766	Undivided interest of 0.84% in a repurchase agreement (principal amount/value $118,322,658 with a maturity value of $118,352,633) with RBC Capital Markets Corp, 3.04%, dated 9/30/22 to be repurchased at $997,766 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 8/15/25 - 8/20/52, with a value of $120,689,112.(f)	$ 997,766
997,766	Undivided interest of 0.85% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Bank of America Securities Inc, 3.05%, dated 9/30/22 to be repurchased at $997,766 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 7/1/50 - 9/1/52, with a value of $119,669,111.(f)	997,766
333,117	Undivided interest of 12.21% in a repurchase agreement (principal amount/value $2,733,815 with a maturity value of $2,734,492) with JP Morgan Securities, 2.97%, dated 9/30/22 to be repurchased at $333,117 on 10/3/22 collateralized by U.S. Treasury securities, 0.25% - 3.88%, 9/30/23 - 9/30/29, with a value of $2,788,491.(f)	333,117
TOTAL SHORT TERM INVESTMENTS — 0.63% (Cost $2,328,649)		$2,328,649
TOTAL INVESTMENTS — 95.89% (Cost $405,625,662)		$355,178,858
OTHER ASSETS & LIABILITIES, NET — 4.11%		$15,206,190
TOTAL NET ASSETS — 100.00%		$370,385,048

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2022.
(c)	All or a portion of the security is on loan at September 30, 2022.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2022. Maturity date disclosed represents final maturity date.
(f)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TIPS	Treasury Inflation Protected Securities
At September 30, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 2 Year Treasury Note Futures	505	USD	103,722,266	December 2022	$(1,678,443)
U.S. 5 Year Treasury Note Futures	88	USD	9,460,688	December 2022	$(132,022)
Short
U.S. 10 Year Treasury Note Futures	23	USD	2,577,438	December 2022	$(4,283)
U.S. 10 Year Treasury Ultra Futures	176	USD	20,853,250	December 2022	$819,382
U.S. Long Bond Futures	71	USD	8,974,844	December 2022	$639,543
U.S. Ultra Bond Futures	15	USD	2,055,000	December 2022	$65,428
				Net Depreciation	$(290,395)
At September 30, 2022, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount(a)	Value	Upfront Payments/(Receipts)	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
Republic of Chile	$350,000	$(8,269)	$1,963	1.00	June 20, 2027	$(10,232)	Sell	Quarterly
Republic of Peru	1,130,000	(26,661)	(13,552)	1.00	June 20, 2027	(13,108)	Sell	Quarterly
Republic of Indonesia	1,130,000	29,495	(7,474)	1.00	December 20, 2027	36,969	Sell	Quarterly
Utd Mexican	1,140,000	49,173	28,363	1.00	December 20, 2027	20,810	Sell	Quarterly
Republic of Chile	1,130,000	35,402	16,609	1.00	December 20, 2027	18,793	Sell	Quarterly
Republic of Philippines	1,120,000	(24,163)	(14,564)	1.00	December 20, 2027	(9,599)	Sell	Quarterly
Republic of Panama	1,140,000	(43,010)	(29,494)	1.00	December 20, 2027	(13,517)	Sell	Quarterly
					Net Appreciation	$30,116
(a) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
At September 30, 2022, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
3.00%	1-day SOFR	3,820,000	December 21, 2025	$(31,484)	Quarterly
2.50%	1-day SOFR	7,100,000	June 4, 2029	(101,031)	Quarterly
1-day SOFR	2.50%	4,740,000	December 21, 2029	100,479	Quarterly
1-day SOFR	2.57%	18,720,000	June 4, 2031	190,155	Quarterly
1-day SOFR	2.68%	1,020,000	July 28, 2032	27,473	Quarterly
2.73%	1-day SOFR	11,890,000	June 4, 2033	(95,854)	Quarterly
2.91%	1-day SOFR	2,460,000	July 28, 2037	(35,008)	Quarterly
1-day SOFR	2.08%	1,740,000	July 28, 2047	7,257	Quarterly
			Net Appreciation	$61,987
At September 30, 2022, the Fund held the following outstanding centrally cleared inflation swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)	Payment Frequency
CPI	2.78%	15,800,000	May 06, 2024	1,164,460	At Maturity
CPI	1.77%	18,200,000	August 05, 2024	1,979,796	At Maturity
CPI	3.97%	71,700,000	March 10, 2025	(394,350)	At Maturity
CPI	1.72%	21,200,000	September 23, 2025	2,759,604	At Maturity
CPI	2.06%	13,300,000	December 23, 2025	1,429,883	At Maturity
CPI	3.39%	27,900,000	June 23, 2026	(466,209)	At Maturity
			Net Appreciation	$6,473,184
Abbreviations:
CPI	Consumer Price Index
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
Currency Abbreviations
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, LIBOR/OIS curves, reported trades, and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2022, all of the Fund’s investments are valued using Level 2 inputs, except for Futures Contracts, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

September 30, 2022

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 506 futures contracts, net of both long and short positions, for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps, if any, are reported in a table following the Schedule of Investments. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within variation margin on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average notional amount of $3,588,000 in credit default swaps for the reporting period.

September 30, 2022

Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $91,628,000 in interest rate swaps for the reporting period.
Inflation Swaps
The Fund enters into inflation swap contracts to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the over-the-counter market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). The Fund held an average notional amount of $183,630,000 in inflation swaps for the reporting period.

September 30, 2022